Schedule I - Parent Company Financial Information - Summary Of Condensed Statements Of Cash Flows (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss		$ (8,331)	$ (12,787)	$ (31,222)	$ (39,966)	$ (24,453)	$ (35,201)	$ (23,443)
Adjustments to reconcile net loss to net cash provided by operating activities
Change in fair value of warrant liability						(5,267)	7,485	(235)
Cash provided by investing activities						(14,758)	26,471	14,253
Cash flows from investing activities
Net cash used in investing activities						(13,419)	(11,603)	(50,370)
Cash flows from financing activities
Repurchase of common stock							(200)	(80)
Issuance of common stock, net of transaction costs	$ 63,200
Settlements of preferred shares						(229,915)
Cash used in financing activities						104,053	(12,718)	36,998
Effect of exchange rate change on cash and cash equivalents						(226)	(149)	(162)
Change in Cash and Cash Equivalents and Restricted Cash						75,650	2,001	719
Cash and Cash Equivalents and Restricted Cash, beginning of period				10,693	8,692	10,693	8,692	7,973
Cash and Cash Equivalents and Restricted Cash, end of period						86,343	10,693	8,692
Non-cash investing and financing activities:
Equity issued for acquisition of Integron, LLC						56,502		7,000
Parent Company [Member]
Cash flows from operating activities
Net loss						(23,910)	(35,201)	(23,443)
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in net loss of unconsolidated subsidiaries						29,177	27,716	23,678
Change in fair value of warrant liability						(5,267)	7,485	(235)
Cash provided by investing activities						0	0	0
Cash flows from investing activities
Distribution from subsidiary						5,947	200	80
Net cash used in investing activities						5,947	200	80
Cash flows from financing activities
Repurchase of common stock						0	(200)	(80)
Issuance of common stock, net of transaction costs						223,968
Settlements of preferred shares						(229,915)
Cash used in financing activities						(5,947)	(200)	(80)
Effect of exchange rate change on cash and cash equivalents						0	0	0
Change in Cash and Cash Equivalents and Restricted Cash						0	0	0
Cash and Cash Equivalents and Restricted Cash, beginning of period				$ 0	$ 0	0	0	0
Cash and Cash Equivalents and Restricted Cash, end of period						0	0	0
Non-cash investing and financing activities:
Equity issued for acquisition of Integron, LLC						0	0	7,000
Share-based payment awards issued to employees of subsidiaries						$ 1,839	$ 1,161	$ 1,682